UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oberweis Asset Management, Inc.
Address: 3333 Warrenville Road, Suite 500
         Lisle, IL 60532

Form 13F File Number: 28- 4688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Patrick B. Joyce
Title: Executive Vice President
Phone: (800) 323-6166

Signature, Place, and Date of Signing:

  /s/ Patrick B. Joyce             Lisle, IL           February 14, 2013
------------------------    ------------------------  -------------------
      [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:      _____
Form 13F Information Table Entry Total: 148 Data Records
Form 13F Information Table Value Total: $334,702 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21Vianet Group, Inc. - ADR     com              90138A103    10271  1068786 SH       Sole                   553000            515786
51Job Inc. ADR                 com              316827104     2416    51680 SH       Sole                    40100             11580
8X8 Inc.                       com              282914100     1104   149600 SH       Sole                   110000             39600
ADA-ES, Inc.                   com              005208103      481    28500 SH       Sole                    28500
AVG Technologies               com              N07831105      597    37700 SH       Sole                    27900              9800
Abbott Laboratories            com              002824100      236     3600 SH       Sole                                       3600
Acacia Research-Acacia Tech    com              003881307    15000   584583 SH       Sole                   300350            284233
Access National Corp.          com              004337101      165    12700 SH       Sole                    12700
Acquity Group Ltd. ADR         com              00489C103      675    87600 SH       Sole                    87600
AdCare Health Systems, Inc.    com              00650W300      432    91031 SH       Sole                    91031
Advisory Board Co.             com              00762W107     6101   130400 SH       Sole                    21100            109300
Allot Communications Ltd.      com              M0854Q105      453    25400 SH       Sole                    25400
Amgen, Inc.                    com              031162100      319     3701 SH       Sole                                       3701
Arctic Cat Inc.                com              039670104      601    18000 SH       Sole                    18000
Aruba Networks Inc.            com              043176106      500    24100 SH       Sole                    17700              6400
Autonavi Holdings Ltd. ADR     com              05330F106     1474   130000 SH       Sole                   130000
BHP Billiton Ltd. ADR          com              088606108      346     4415 SH       Sole                                       4415
Barrett Business Services      com              068463108     1138    29888 SH       Sole                    29888
Berkshire Hills Bk             com              084680107     1467    61500 SH       Sole                    45100             16400
Bofi Holding, Inc.             com              05566U108     7849   282226 SH       Sole                    97376            184850
Bonanza Creek Energy, Inc.     com              097793103     1242    44700 SH       Sole                    32900             11800
Broadsoft, Inc.                com              11133B409     1014    27900 SH       Sole                    21200              6700
Bryn Mawr Bank Corp.           com              117665109      880    39500 SH       Sole                    39500
CPI Aerostructures, Inc.       com              125919308      319    31875 SH       Sole                    31875
Cai International, Inc.        com              12477X106     1365    62200 SH       Sole                    54700              7500
CalAmp Corp.                   com              128126109      318    38200 SH       Sole                    38200
Callon Petroleum Corp.         com              13123X102      785   167100 SH       Sole                   167100
Cardinal Finl Corp.            com              14149F109     1192    73100 SH       Sole                    70300              2800
Catamaran Corp.                com              148887102     3998    84884 SH       Sole                    61374             23510
Changyou.com Ltd. ADR          com              15911M107     1449    55000 SH       Sole                    55000
China Lodging Group-Spon ADS   com              16949N109     2046   120000 SH       Sole                   120000
Cirrus Logic                   com              172755100     2124    73300 SH       Sole                    57800             15500
Clicksoftware Technologies Ltd com              M25082104      890   105860 SH       Sole                   103600              2260
Coca-Cola                      com              191216100      260     7183 SH       Sole                                       7183
Consumer Portfolio Services    com              210502100      816   152300 SH       Sole                   152300
Cyberonics, Inc.               com              23251P102     1292    24600 SH       Sole                    18200              6400
Cynosure Inc.                  com              232577205      330    13700 SH       Sole                    13700
DXP Enterprises, Inc.          com              233377407      888    18100 SH       Sole                    13500              4600
Datalink Corp.                 com              237934104      379    44355 SH       Sole                    44355
Datawatch Corp.                com              237917208     2144   155260 SH       Sole                   106800             48460
Dealertrack Technologies, Inc. com              242309102     4953   172449 SH       Sole                    77700             94749
Digimarc Corp.                 com              25381B101      804    38852 SH       Sole                    35300              3552
Digitalglobe, Inc.             com              25389M877      259    10600 SH       Sole                    10600
Dynavax Technologies Corp.     com              268158102      542   190100 SH       Sole                   139400             50700
Eagle Bancorp, Inc.            com              268948106      877    43900 SH       Sole                    43900
Egain Communications Corp.     com              28225C806      188    41800 SH       Sole                    41800
Ellie Mae, Inc.                com              28849P100     9140   329360 SH       Sole                   136800            192560
Endologix, Inc.                com              29266S106     2859   200800 SH       Sole                   177300             23500
Energy XXI Bermuda             com              G10082140     1148    35700 SH       Sole                    27400              8300
Exlservice Holdings            com              302081104     7992   301603 SH       Sole                   124200            177403
Exxon Mobil Corp.              com              30231G102      230     2656 SH       Sole                                       2656
Financial Engines, Inc.        com              317485100      680    24500 SH       Sole                    18400              6100
First Savings Financial Group, com              33621E109      290    14900 SH       Sole                    14900
Flotek Inds Inc.               com              343389102     1002    82100 SH       Sole                    82100
Francescas Holdings Corp.      com              351793104    12378   477345 SH       Sole                   206575            270770
Freeport Mcmoran Copper & Gold com              35671D857      760    22224 SH       Sole                                      22224
G III Apparel Group Ltd.       com              36237H101     1123    32800 SH       Sole                    27600              5200
General Electric Co.           com              369604103      294    14025 SH       Sole                                      14025
Gentherm, Inc.                 com              37253A103     7011   527135 SH       Sole                   277600            249535
Giant Interactive              com              374511103      812   150000 SH       Sole                   150000
Grand Canyon Education, Inc.   com              38526M106      679    28928 SH       Sole                    21328              7600
Greenway Medical Technologies  com              39679B103     7385   480782 SH       Sole                   216499            264283
Guidance Software              com              401692108     6586   554832 SH       Sole                   293400            261432
Gulfport Energy Corp.          com              402635304     7850   205380 SH       Sole                    94000            111380
HMS Holdings Corp.             com              40425J101    11695   451190 SH       Sole                   158800            292390
Halcon Resources Corp.         com              40537Q209     1041   150502 SH       Sole                   150502
Healthstream Inc.              com              42222N103     6230   256263 SH       Sole                    62300            193963
Heinz H J Company              com              423074103      202     3500 SH       Sole                                       3500
IPC The Hospitalist Co.        com              44984A105      388     9780 SH       Sole                     9780
IPG Photonics Corp.            com              44980X109     7176   107674 SH       Sole                    38600             69074
IShares TR Russell 2000 Growth com              464287648    10885   114210 SH       Sole                                     114210
Imax Corp.                     com              45245E109     9172   408023 SH       Sole                   185300            222723
Impax Laboratories, Inc.       com              45256B101     1240    60520 SH       Sole                    37300             23220
Infosonics                     com              456784107        8    11600 SH       Sole                    11600
Intel Corporation              com              458140100      232    11259 SH       Sole                                      11259
Interactive Intelligence Group com              45841V109     2199    65550 SH       Sole                    51800             13750
Invensense, Inc.               com              46123D205     4868   438157 SH       Sole                    92100            346057
JP Morgan Chase & Company Inc. com              46625H100      276     6283 SH       Sole                                       6283
Johnson & Johnson              com              478160104      342     4876 SH       Sole                                       4876
Logmein, Inc.                  com              54142L109      984    43900 SH       Sole                    32800             11100
MWI Veterinary Supply          com              55402X105      550     5000 SH       Sole                     3700              1300
MYR Group, Inc.                com              55405W104      498    22400 SH       Sole                    22400
Magic Software Enterprises Ltd com              559166103       93    19700 SH       Sole                    19700
Magnum Hunter Resources, Inc.  com              55973B102       94    23600 SH       Sole                    23600
Manitex International, Inc.    com              563420108      356    49900 SH       Sole                    49900
Marine Products Corp.          com              568427108      102    17800 SH       Sole                    17800
Market Leader, Inc.            com              57056R103     1174   179240 SH       Sole                   173500              5740
Maxlinear, Inc. Class A        com              57776J100      434    86500 SH       Sole                    86500
McDonald's Corporation         com              580135101      409     4641 SH       Sole                                       4641
Medidata Solutions, Inc.       com              58471A105    17210   439250 SH       Sole                   195610            243640
Mellanox Technologies Ltd.     com              M51363113     6535   110047 SH       Sole                    45100             64947
Methode Electronics, Inc.      com              591520200      117    11700 SH       Sole                    11700
Microsoft Corp.                com              594918104      421    15778 SH       Sole                                      15778
Mistras Group, Inc.            com              60649T107     6620   268117 SH       Sole                   164900            103217
Mitcham Industries, Inc.       com              606501104     3382   248130 SH       Sole                    56600            191530
Multimedia Games               com              625453105      996    67700 SH       Sole                    49900             17800
NQ Mobile, Inc. - ADR          com              64118U108     6111  1011830 SH       Sole                   491800            520030
Netease.Com, Inc.              com              64110W102     1914    45000 SH       Sole                    45000
Northern Oil & Gas, Inc.       com              665531109     1320    78500 SH       Sole                    57800             20700
Omnicell, Inc.                 com              68213N109     1997   134300 SH       Sole                   101100             33200
On Assignment, Inc.            com              682159108     9010   444299 SH       Sole                   181182            263117
Oxford Inds, Inc.              com              691497309     1395    30100 SH       Sole                    22200              7900
Panhandle Oil & Gas Inc.       com              698477106      455    16100 SH       Sole                    16100
Pennymac Mortgage Investment   com              70931T103     7852   310479 SH       Sole                    98320            212159
Perficient Inc.                com              71375U101      653    55400 SH       Sole                    53800              1600
Points International Ltd.      com              730843208     1120   100500 SH       Sole                   100500
Premier Exhibitions, Inc.      com              74051E102      321   118400 SH       Sole                   118400
Procera Networks, Inc.         com              74269U203     2130   114820 SH       Sole                    91400             23420
Protalix Biotherapeu           com              74365A101      810   156000 SH       Sole                   115100             40900
Qihoo 360 Technology Co-ADR    com              74734M109     2375    80000 SH       Sole                    80000
Realpage, Inc.                 com              75606N109      868    40234 SH       Sole                    30434              9800
Roadrunner Transportation Syst com              76973Q105     2704   149079 SH       Sole                   122379             26700
Rue21, Inc.                    com              781295100     1610    56700 SH       Sole                    41800             14900
SPDR S&P 500 ETF Trust         com              78462F103     1310     9200 SH       Sole                     1600              3600
Select Comfort Corp.           com              81616X103      631    24100 SH       Sole                    19100              5000
Senesco Technologies, Inc      com              817208408        8    50000 SH       Sole                                      50000
Silicom Ltd.                   com              M84116108      361    20100 SH       Sole                    20100
Sina Corp.                     com              G81477104      502    10000 SH       Sole                    10000
Spreadtrum Communications      com              849415203     1586    90000 SH       Sole                    90000
Stamps.com, Inc.               com              852857200     3222   127872 SH       Sole                    60500             67372
Steven Madden Ltd.             com              556269108     4619   109275 SH       Sole                    23275             86000
Stratasys Ltd.                 com              M85548101     1859    23200 SH       Sole                    17800              5400
Streamline Health Solutions    com              86323X106      408    71692 SH       Sole                    67492              4200
Support.com, Inc.              com              86858W101      767   184000 SH       Sole                   184000
Syneron Medical ADR            com              M87245102      173    19900 SH       Sole                    19900
Tangoe, Inc.                   com              87582Y108     6223   524250 SH       Sole                   220000            304250
Taser International, Inc.      com              87651B104      501    56000 SH       Sole                    56000
The Travelers Co., Inc.        com              89417E109      312     4339 SH       Sole                                       4339
Tilly's, Inc.                  com              886885102     1470   108990 SH       Sole                   104800              4190
Toyota Motor Corp. ADR         com              892331307      253     2718 SH       Sole                                       2718
Triangle Petroleum Corp.       com              89600B201      647   108000 SH       Sole                   108000
US Silica Holdings, Inc.       com              90346E103      219    13100 SH       Sole                     9700              3400
United Financial Bancorp, Inc. com              91030T109      420    26700 SH       Sole                    26700
Valueclick, Inc.               com              92046N102     1621    83500 SH       Sole                    61600             21900
Vascular Solutions             com              92231m109      504    31900 SH       Sole                    31900
Verizon Communications         com              92343V104      249     5760 SH       Sole                                       5760
Virtusa Corp.                  com              92827P102      412    25100 SH       Sole                    25100
Vocera Communications, Inc.    com              92857F107      233     9300 SH       Sole                     6900              2400
Wal Mart Stores Inc.           com              931142103      299     4388 SH       Sole                                       4388
Walgreen Company               com              931422109      322     8700 SH       Sole                                       8700
Web.com Group, Inc.            com              94733A104    10839   732353 SH       Sole                   314300            418053
Winnebago Industries, Inc.     com              974637100      507    29600 SH       Sole                    21700              7900
XRS Corp.                      com              983845108       26    45086 SH       Sole                    45086
Xenacare Hldgs, Inc.           com              98401A106        1   140000 SH       Sole                                     140000
YY                             com              98426T106      713    50000 SH       Sole                    50000
Youku Tudou, Inc.              com              98742U100     1605    88020 SH       Sole                    79000              9020
Zillow, Inc.                   com              98954A107      763    27500 SH       Sole                    20400              7100
Zumiez Inc.                    com              989817101     1345    69300 SH       Sole                    51100             18200